OTHER INCOME (EXPENSE)	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Note 10 - OTHER INCOME (EXPENSE)

In connection with a change of control during April 2014, the company entered into several agreements to settle amounts owed on outstanding accounts payable resulting in a gain on forgiveness of debt totaling $75,971.

In connection with an unsuccessful business acquisition, during the nine months ended June 30, 2013 the company recorded a gain on forgiveness of debt in the amount of $19,826.